Offsetting of financial liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivative Liability Fair Value Net Abstract
Derivative Fair Value Of Derivative Liability	$ 32,378	$ 42,585
Derivative Liability Fair Value Gross Asset	0	0
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	32,378	42,585
Derivative Liability Fair Value Gross Asset Not Offset	1,220	649
Derivative Collateral Right To Reclaim Securities	14,003	30,390
Derivative Liability, Fair Value, Amount Offset Against Collateral, Total	17,155	11,546
Securities Borrowed Amount Offset Against Collateral [Abstract]
Securities Sold Under Agreements To Repurchase Gross	1,659,292	2,016,752
Securities Sold Under Agreements To Repurchase Asset	0	0
Securities Sold Under Agreements To Repurchase Offsetting	1,659,292	2,016,752
Securities Sold Under Agreements To Repurchase Collateral Right To Reclaim Securities	1,659,292	2,015,711
Securities Sold Under Agreements To Repurchase Not Offset	0	1,041
Securities Sold Under Agreements To Repurchase Collateral Right To Reclaim Cash	0	0
Securities Sold Under Agreements To Repurchase Amount Offset Against Collateral	0	0
Offsetting Derivative Liability Securities Sold Under Agreements To Resell Securities Loaned [Abstract]
Derivative Liability Securities Sold Under Agreements To Resell Securities Loaned Gross	1,691,670	2,059,337
Derivative Liability Securities Sold Under Agreements To Resell Securities Loaned Asset	0	0
Derivative Liability Securities Sold Under Agreements To Resell Securities Loaned	1,691,670	2,059,337
Derivative Liability Securities Sold Under Agreements To Resell Securities Loaned Asset Not Offset	1,220	1,690
Derivative Liability Securities Sold Under Agreements To Resell Securities Loaned Collateral Right To Reclaim Securities	1,673,295	2,046,101
Derivative Liability Securities Sold Under Agreements To Resell Securities Loaned Collateral Right To Reclaim Cash	0	0
Derivative Liability Securities Sold Under Agreements To Resell Securities Loaned Amount Offset Against Collateral	$ 17,155	$ 11,546